Summary of Significant Accounting Policies - Schedule of Intangible Assets Estimated Useful Lives (Details)	Dec. 31, 2024
Software [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets	3 years
Brokerage license [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets	20 years
Minimum [Member] | Non-compete agreements [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets	5 years 9 months 18 days
Minimum [Member] | Agent resources [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets	2 years 9 months 18 days
Maximum [Member] | Non-compete agreements [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets	6 years
Maximum [Member] | Agent resources [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Intangible assets	3 years